Financial Instruments - Financial instruments measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial assets measured at fair value through profit or loss
Money market fund	$ 2,345	$ 7,799
Equity securities-unlisted company	13,668	13,966
Subtotal	16,013	21,765
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	410	742
Total	16,423	22,507
Level 1 [Member]
Financial assets measured at fair value through profit or loss
Money market fund	2,345	7,799
Equity securities-unlisted company		0
Subtotal	2,345	7,799
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company		0
Total	2,345	7,799
Level 2 [Member]
Financial assets measured at fair value through profit or loss
Money market fund		0
Equity securities-unlisted company		0
Subtotal		0
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company		0
Total		0
Level 3 [member]
Financial assets measured at fair value through profit or loss
Money market fund		0
Equity securities-unlisted company	13,668	13,966
Subtotal	13,668	13,966
Financial assets measured at fair value through other comprehensive income
Equity securities-unlisted company	410	742
Total	$ 14,078	$ 14,708